Finance income and expenses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Finance Income And Expense [Abstract]
Summary of Finance Income and Expenses

	2021	2020	2019
Interest income	1,774	119	47
Net foreign exchange difference	12,661	396	—
Total finance income	14,435	515	47
Interest expenses—loan from credit institutions	(8,623)	(5,627)	(1,515)
Interest expenses—lease liabilities	(5,026)	(1,462)	(1,216)
Interest expenses—shareholder loans	(5,256)	(7,343)	—
Fair value changes contingent consideration	—	—	(112)
Fair value changes derivatives	(16)	976	34
Fair value changes short-term investments	(222)	—	—
Other financial expenses	(518)	(478)	(35)
Borrowing costs capitalized	3,921	2,562	235
Net foreign exchange difference	—	—	(1,046)
Total finance expenses	(15,740)	(11,372)	(3,655)